Cost of Revenues, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Cost of Revenues, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses, administrative expenses and other expenses

	2022		2021		2020
Cost of revenues	Ps.	17,918,347	Ps.	17,126,606	Ps.	16,858,777
Selling expenses		357,681		273,479		774,394
Administrative expenses		3,194,636		2,982,361		2,669,676
Discontinued operations		121,874		1,365,067		1,338,803
	Ps.	21,592,538	Ps.	21,747,513	Ps.	21,641,650

Schedule of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses

	2022
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	639,261
Expenses relating to short-term leases and leases of low-value assets		194,016
Total	Ps.	833,277

Schedule of expenses related to short term employee benefits, share-based compensation expenses and post-employment benefits

	2022		2021		2020
Short-term employee benefits	Ps.	15,064,471	Ps.	12,807,423	Ps.	14,042,004
Other short-term employee benefits		1,130,535		1,711,945		1,396,804
Share-based compensation		968,628		903,764		863,782
Post-employment benefits		151,389		140,857		101,132
Discontinued operations		251,350		6,531,559		4,190,730
	Ps.	17,566,373	Ps.	22,095,548	Ps.	20,594,452